Annual Fund Operating Expenses - Quantified Gold Futures Tracking Fund - Quantified Gold Futures Tracking Fund Class A Shares	Apr. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	1.62%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.